COMMITMENTS AND CONTINGENCIES - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Legal Claims
The Company, from time to time, is subject to legal proceedings and claims which arise in the normal course of its business. Management believes that resolutions of these matters will not have a material adverse effect on the Company’s results of operations or financial condition.
Regulatory Risk
The Company’s business is subject to extensive laws, rules, regulations, policies, orders, determinations, directives, treaties, and legal and regulatory interpretations and guidance in the markets in which it operates. Many of these legal and regulatory regimes were adopted prior to the advent of the internet, mobile technologies, digital assets, and related technologies.
As a result, some applicable laws and regulations do not contemplate or address unique issues associated with the digital asset economy, are subject to significant uncertainty, and vary widely across U.S. federal, state, and local and international jurisdictions. These legal and regulatory regimes, including the laws, rules, and regulations thereunder, evolve frequently and may be modified, interpreted, and applied in an inconsistent manner from one jurisdiction to another, and may conflict with one another. To the extent the Company has not complied with such laws, rules, and regulations, the Company could be subject to significant fines, revocation of licenses, limitations on the Company’s products and services, reputational harm, and other regulatory consequences, each of which may be significant and could adversely affect the Company’s business, operating results, and financial condition.
J Digital 6 LLC Warrant Agreement
On March 6, 2025, the Company entered into an agreement with J Digital 6 LLC (“JD6”) under which the Company issued 835,217 Warrants to JD6 (the “J Digital 6 Warrants”). Under the terms of the agreement, J Digital 6 LLC paid a purchase price of $1,000 to acquire a warrant to purchase shares of the Company’s Series B-4 Preferred Stock (or other applicable series) at an exercise price of $15.00 per share. The J Digital 6 Warrants cover up to 2.72% of the Company’s fully diluted capitalization as of the issue date, divided into four equal tranches, each representing 0.68% of fully diluted capitalization. Each tranche vests independently, subject to specific vesting criteria and other conditions as set forth in the agreement. The Company notes that the J Digital 6 Warrants are subject to a contractual expiration date of March 6, 2028 (three years from issuance), which represents the period during which vested tranches may be exercised.
The vesting conditions for each tranche require (i) the listing of the Company’s BUIDL token on an approved centralized exchange (“CEX”) with the Jump Group onboarded and actively trading on such exchange, and (ii) the Jump Group maintaining at least 30% of its total exchange collateral in BUIDL for four consecutive months following the listing. Each tranche vests only upon satisfaction of these performance conditions. The grant date fair value of vested portions of the J Digital 6 Warrants are recorded as an increase to mezzanine equity. The compensation cost is recognized in accordance with ASC 718 for nonemployee awards.
The fair value of the J Digital 6 Warrants were measured at their grant date and totaled $4,678,886 (or $5.60 per J Digital 6 Warrant), determined using an option-pricing model. The agreement includes customary anti-dilution protections, transfer restrictions, and provisions for automatic vesting and exercise of certain tranches in connection with qualifying liquidation transactions.
During the fourth quarter of 2025, the first tranche of 208,804 J Digital 6 Warrants was deemed probable of vesting and began vesting over a four-month period commencing in October 2025. Therefore, the Company recognized $438,645 of compensation expense related to the first tranche for the three months ended March 31, 2026. This amount is recorded within ‘Selling, general & administrative’ expense, with a corresponding increase to mezzanine equity. There were no transactions of a similar nature during the three months ended March 31, 2025.
Capital Call Commitments
The Company is a party to separate notes receivables issued to related parties, Securitize KKR and Securitize Capital Hamilton Lane Equity Opportunity Fund, as detailed in Note 13. For each of the funds, the Company is responsible to cover capital calls up to their remaining commitment amount, which is the total commitment amount as described as the maximum loan amounts outlined in Note 13, less the amount committed to date. The Company did not record a commitment liability as of March 31, 2026 or December 31, 2025 for the remaining commitment amount, because it is not probable that the Company will be required to pay the full commitment.
COMMITMENTS AND CONTINGENCIES
Legal Claims
The Company, from time to time, is subject to legal proceedings and claims which arise in the normal course of its business. Management believes that resolutions of these matters will not have a material adverse effect on the Company’s results of operations or financial condition.
Regulatory Risk
The Company’s business is subject to extensive laws, rules, regulations, policies, orders, determinations, directives, treaties, and legal and regulatory interpretations and guidance in the markets in which it operates. Many of these legal and regulatory regimes were adopted prior to the advent of the internet, mobile technologies, digital assets, and related technologies.
As a result, some applicable laws and regulations do not contemplate or address unique issues associated with the digital asset economy, are subject to significant uncertainty, and vary widely across U.S. federal, state, and local and international jurisdictions. These legal and regulatory regimes, including the laws, rules, and regulations thereunder, evolve frequently and may be modified, interpreted, and applied in an inconsistent manner from one jurisdiction to another, and may conflict with one another. To the extent the Company has not complied with such laws, rules, and regulations, the Company could be subject to significant fines, revocation of licenses, limitations on the Company’s products and services, reputational harm, and other regulatory consequences, each of which may be significant and could adversely affect the Company’s business, operating results, and financial condition.
J Digital 6 LLC Warrant Agreement
On March 6, 2025, the Company entered into an agreement with J Digital 6 LLC (“JD6”) under which the Company issued 835,217 Warrants to JD6 (the “J Digital 6 Warrants”). Under the terms of the agreement, J Digital 6 LLC paid a purchase price of $1,000 to acquire a warrant to purchase shares of the Company’s Series B-4 Preferred Stock (or other applicable series) at an exercise price of $15.00 per share. The J Digital 6 Warrants cover up to 2.72% of the Company’s fully diluted capitalization as of the issue date, divided into four equal tranches, each representing 0.68% of fully diluted capitalization. Each tranche vests independently, subject to specific vesting criteria and other conditions as set forth in the agreement. The Company notes that the J Digital 6 Warrants are subject to a contractual expiration date of March 6, 2028 (three years from issuance), which represents the period during which vested tranches may be exercised.
The warrant agreement provides that, in the event of a qualifying liquidation transaction (as defined in the agreement, including certain mergers, acquisitions, or other change of control events), any vested but unexercised tranches will be deemed exercised. Additionally, if fewer than two tranches have vested at the time of such a transaction, up to two tranches may automatically vest and be deemed exercised, subject to the terms and conditions specified in the agreement. Any remaining unvested tranches will be cancelled without consideration. The J Digital 6 Warrants may be exercised in whole or in part upon satisfaction of the vesting conditions and is subject to customary transfer restrictions and compliance with applicable securities laws.
The vesting conditions for each tranche require (i) the listing of the Company’s BUIDL token on an approved centralized exchange (“CEX”) with the Jump Group onboarded and actively trading on such exchange, and (ii) the Jump Group maintaining at least 30% of its total exchange collateral in BUIDL for four consecutive months following the listing. Each tranche vests only upon satisfaction of these performance conditions. The grant date fair value of vested portions of the J Digital 6 Warrants are recorded as an increase to mezzanine equity. The compensation cost is recognized in accordance with ASC 718 for nonemployee awards.
The fair value of the J Digital 6 Warrants were measured at their grant date and totaled $4,678,886 (or $5.60 per Warrant), determined using an option-pricing model. The agreement includes customary anti-dilution protections, transfer restrictions, and provisions for automatic vesting and exercise of certain tranches in connection with qualifying liquidation transactions.
During the year ended December 31, 2025, the first tranche of 208,804 J Digital 6 Warrants were deemed probable of vesting. Therefore, the Company recognized $731,076 of compensation expense related to the first tranche for the year ended December 31, 2025. This amount is recorded within ‘Selling, general & administrative’ expense, with a corresponding increase to mezzanine equity.